Average Annual Total Returns{- Fidelity Series Emerging Markets Debt Fund} - 12.31 Fidelity Series Emerging Markets Debt Funds Combo PRO-01 - Fidelity Series Emerging Markets Debt Fund	Fidelity Series Emerging Markets Debt Fund Return Before Taxes Past 1 year	Fidelity Series Emerging Markets Debt Fund Return Before Taxes Past 5 years	Fidelity Series Emerging Markets Debt Fund Return Before Taxes Since Inception		Fidelity Series Emerging Markets Debt Fund After Taxes on Distributions Past 1 year	Fidelity Series Emerging Markets Debt Fund After Taxes on Distributions Past 5 years	Fidelity Series Emerging Markets Debt Fund After Taxes on Distributions Since Inception		Fidelity Series Emerging Markets Debt Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Series Emerging Markets Debt Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Series Emerging Markets Debt Fund After Taxes on Distributions and Sales Since Inception		JP045 Past 1 year	JP045 Past 5 years	JP045 Since Inception
Total	4.75%	7.15%	5.66%	[1]	2.53%	4.45%	3.11%	[1]	2.71%	4.29%	3.22%	[1]	5.88%	6.84%	6.04%	[1]

[1]	(a)From March 17, 2011